III. Financial Risk Management (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt to equity ratio		0.03	0.05
Reserve of exchange differences on translation		$ 200	$ 2,300
Total borrowings		330,933	619,007
Gain (loss) on interest rate risk if market interest rates were higher		$ (5,200)	$ (7,100)
Exposure investment-grade rated instruments, percentage		77.00%	88.00%
Current trade receivables		$ 1,299,072	$ 968,148	$ 1,348,160
Liquid financial assets, percentage		7.00%	12.00%
Financial liabilities, fair value as a percentage of carrying value		99.60%	100.00%
Reserve of cash flow hedges, continuing hedges		$ 1,300	$ 4,800
Maximum maturity period of cash and cash equivalents		3 months
Minimum maturity period of certificates of deposits		3 months
UNITED STATES
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid financial assets, percentage denominated by a specific currency		87.00%	95.00%
Allowance for doubtful accounts - trade receivables [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		$ 47,100	$ 53,700
Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		209,600	195,900
Guarantees under credit insurance [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		175,800	134,900
Letter of credit and other bank guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		17,800	47,800
Other guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		2,200	8,800
Financial guarantee contracts [member] | Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		10,600	20,700
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings	[1]	187,036	$ 237,320
Current borrowings		$ 175,200
Concentration Risk, percentage	[1]	57.00%	38.00%
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reserve of exchange differences on translation		$ 1,000	$ 400
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		100	2,900
One percent change, Saudi Arabian Riyal / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		3,100	5,100
One percent change, Saudi Arabian Riyal / U.S. dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		500	1,000
Liquidity risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Direct exposure to financial instruments issued by European sovereign counterparties		$ 6,000	$ 0
Commodity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum period of fixed price of commodities for short-term nature			1 year

[1]	Out of the $187 million fixed rate borrowings, $175.2 million are short-term.